Significant Risks and Uncertainties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Risks and Uncertainties [Abstract]
Reduction of maximum loss due to counterparty credit risk by master netting provision	$ 7.6
Potential minimum loss attributable to individual counterparties	0.4
Potential maximum loss attributable to individual counterparties	38.9
Allowance for Bad Debts [Member]
Summary of activity affecting allowance for bad debts [Roll Forward]
Balance at beginning of year	0.0	$ 1.1	$ 0.9
Additions	0.1	0.0	0.2
Deductions	0.0	(1.1)	0.0
Balance at end of year	$ 0.1	$ 0.0	$ 1.1
Targa Resources Partners LP [Member] | Consolidated Purchases [Member] | Supplier Concentration Risk [Member] | ONEOK Hydrocarbon LP [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%